Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Share
Earnings Per Share
Basic net income per share was computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income per share includes the additional dilutive effect of our potentially dilutive securities, which includes stock options ("options"), stock-only stock appreciation rights ("SOSARs"), restricted stock units ("RSUs"), deferred stock units ("DSUs") and performance units ("PUs"). The dilutive effects of our potentially dilutive securities are calculated using the treasury stock method. Diluted income per share could also be impacted by our convertible debt and related warrants outstanding if they were in the money.
The following summarizes the effect of dilutive securities on diluted EPS:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions, except per share amounts)
Amount attributable to MCBC
Net income (loss) from continuing operations	$674.0	$668.1	$729.4
Income (loss) from discontinued operations, net of tax	2.3	39.6	(9.0)
Net income (loss) attributable to MCBC	$676.3	$707.7	$720.4
Weighted average shares for basic EPS	184.9	185.9	184.4
Effect of dilutive securities:
Options and SOSARs	0.9	0.9	1.0
RSUs, PUs and DSUs	0.6	0.5	0.5
Weighted average shares for diluted EPS	186.4	187.3	185.9
Basic net income (loss) per share:
Continuing operations attributable to MCBC	$3.65	$3.59	$3.96
Discontinued operations attributable to MCBC	0.01	0.21	(0.05)
Basic net income (loss) attributable to MCBC	$3.66	$3.80	$3.91
Diluted net income (loss) per share:
Continuing operations attributable to MCBC	$3.62	$3.57	$3.92
Discontinued operations attributable to MCBC	0.01	0.21	(0.05)
Diluted net income (loss) attributable to MCBC	$3.63	$3.78	$3.87
Dividends declared and paid per share	$1.24	$1.08	$0.92

Our calculation of weighted average shares includes Class A common stock and Class B common stock, and Class A exchangeable shares and Class B exchangeable shares. All classes of stock have in effect the same dividend rights and share equitably in undistributed earnings. Holders of Class A common stock receive dividends only to the extent dividends are declared and paid to holders of Class B common stock. See Note 9, "Stockholders' Equity," for further discussion of the features of the Class A common stock and Class B common stock and Class A exchangeable shares and Class B exchangeable shares.
The following anti-dilutive securities were excluded from the computation of the effect of dilutive securities on diluted earnings per share:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Options, SOSARs and RSUs(1)	0.9	0.7	0.6
Shares of Class B common stock issuable upon assumed conversion of the 2.5% Convertible Senior Notes(2)	10.8	10.5	10.5
Warrants to issue shares of Class B common stock(2)	10.8	10.5	10.5
	22.5	21.7	21.6

(1)
Exercise prices exceed the average market price of the common shares or are anti-dilutive due to the impact of the unrecognized compensation cost on the calculation of assumed proceeds in the application of the treasury stock method. See Note 14, "Share-Based Payments," for further discussion of these items.

(2)
As discussed in Note 13, "Debt," we issued $575 million of senior convertible notes in June 2007. The impact of a net share settlement of the conversion amount at maturity will begin to dilute earnings per share if and when our stock price reaches $53.40. The impact of stock that could be issued to settle share obligations we could have under the warrants we issued simultaneously with the convertible notes issuance will begin to dilute earnings per share when our stock price reaches $67.82. The potential receipt of MCBC stock from counterparties under our purchased call options when and if our stock price is between $53.40 and $67.82 would be anti-dilutive and excluded from any calculations of earnings per share.

We have no outstanding equity share awards that contain non-forfeitable rights to dividends on unvested shares.